Reinhart Mid Cap PMV Fund Summary Prospectus September 28, 2026 Investor Class – RPMMX Advisor Class – RPMVX Institutional Class – RPMNX
Before you invest, you may want to review Reinhart Mid Cap PMV Fund’s (the “Fund”) prospectus, which contains more information about the Fund and its risks. The current Statutory Prospectus and Statement of
Additional Information dated September 28, 2026, are incorporated by reference into this Summary Prospectus.
You can find the Fund’s Statutory Prospectus, Statement of Additional Information, reports to shareholders and other information about the Fund on its website at http://www.reinhartfunds.com/pmv/. You can also get this information at no cost by calling the Fund (toll-free) at (855) 774-3863 or by sending an e-mail request to
info@reinhartpartners.com.

Reinhart Mid Cap PMV Fund
Investment Objective
The Reinhart Mid Cap PMV Fund (the “Fund” or the “Mid Cap Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the
Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Advisor Class	Institutional Class
	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Advisor Class	Institutional Class
Management Fees (1)	0.80%	0.80%	0.80%
Distribution (12b-1) Fee	0.25%	0.00%	0.00%
Shareholder Service Plan Fees (2)	0.15%	0.15%	0.00%
Other Expenses	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses (3)	1.52%	1.27%	1.12%
Less: Fee Waiver (3)	-0.32%	-0.32%	-0.32%
Total Annual Fund Operating Expenses After Fee Waiver (1)(2)(3)	1.20%	0.95%	0.80%
(1)Restated to reflect a reduction in the Fund’s management fee effective as of September 28, 2026.
(2)The Total Annual Fund Operating Expenses for the Investor Class and the Advisor Class do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include available (but unused) shareholder servicing plan fees.
(3)Reinhart Partners, LLC (the “Adviser” or “Reinhart”) has contractually agreed to waive its management fees and pay
Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.20% of the average daily net assets of the Investor Class, 0.95% of the average daily net assets of the Advisor Class and 0.80% of the average daily net assets of the Institutional Class.  Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment.  The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least September 28, 2027.  Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.
Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$122	$449	$799	$1,785
Advisor Class	$97	$371	$666	$1,506
Institutional Class	$82	$324	$586	$1,335
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”
its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks issued by mid-capitalization (“mid-cap”) companies. The
Fund considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell Midcap® Index as of the date it was last reconstituted.  The market capitalizations within the index vary, but as of April 30, 2026, they ranged from approximately $5.7 billion to $61.7 billion.
In selecting investments for the Fund, the Adviser engages in fundamental analysis to identify high quality durable businesses, with sustainable competitive advantages, pricing power, and a consistent, sustainable record of strong returns on capital over a full business cycle. In addition, the Adviser emphasizes quality and attempts to find sustainable competitive advantages, one stock at a time, with an overall focus on positive risk/reward to protect capital in challenging markets while capturing most of the upside return when stocks advance. The Adviser then applies its proprietary Private Market Value
(“PMV”) methodology to determine a company’s intrinsic value. The Adviser selects investments for the Fund’s portfolio that generally can be purchased at a discount of 30% or more to the PMV. The
Adviser typically sells investments when they reach, or are close to reaching, the PMV, or due to a change in the fundamentals of the security.
If the fundamentals deteriorate, a security will be sold before it reaches the PMV price target. If the fundamentals improve, the PMV price target may be increased. Key fundamentals will vary by industry.
The major categories generally include financial metrics such as sales growth, profit margins, free cash flow and returns-on-capital. In addition, the Adviser emphasizes quality and attempts to find sustainable competitive advantages, one stock at a time, with an overall focus on positive risk/reward to protect capital in challenging markets while capturing most of the upside return when stocks advance.  From time to time, the Fund may also invest in real estate investment trusts (“REITs”) and American
Depositary Receipts (“ADRs”). The Fund may focus its investments in securities of companies in the same economic sector.
Principal Risks
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.
Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.
Mid-Cap Companies Risk.  Securities of mid-cap companies may be more volatile and less liquid than the securities of large-cap companies.
Large-Cap Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Value-Style Investing Risk.  The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.
REIT Risk.  The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future.  Also, the value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of a real estate investment trust.
Sector Emphasis Risk.  The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio.
Financial Sector Risk. The Fund currently invests a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions.
ADR Risk.  ADRs are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities.  ADRs may be purchased through
"sponsored" or "unsponsored" facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored ADRs generally bear all the costs of such depositary receipts, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs.  As a result, there may not be a correlation between such information and the market values of unsponsored ADRs.

Performance
The accompanying bar chart and performance table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year.  Figures shown in the bar chart are for the Fund’s Advisor Class shares.  Below the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Fund’s average annual total returns over time compared with a broad-based securities market index (the Russell 3000® Index), and an additional, more specialized index. The Russell 3000® Index measures the performance of the 3,000 largest publicly traded companies in the United States. Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance information is available at www.reinhartfunds.com or by calling (855) 774-3863.
Calendar Year Total Returns as of December 31

Best Quarter	Worst Quarter
Q4 2020 22.41%	Q1 2020 -32.64%

Year-to-Date Return as of June 30, 2026
5.55%

Average Annual Total Returns for the periods ended December 31, 2025
	One Year	Five Years	Ten Years	Since Inception (5/31/2012)
Advisor Class Shares
Return Before Taxes	-0.70%	6.07%	7.02%	8.22%
Return After Taxes on Distributions	-2.28%	4.97%	5.82%	7.03%
Return After Taxes on Distributions and Sale of Fund Shares	0.60%	4.68%	5.41%	6.49%
Investor Class Shares
Return Before Taxes	-0.92%	5.80%	6.77%	7.95%
Institutional Class Shares (1)
Return Before Taxes	-0.55%	6.19%	7.17%	8.37%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	11.05%	9.83%	9.78%	11.19%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%	14.58%

(1)The Advisor Class and Investor Class commenced operations on May 31, 2012. The Institutional Class commenced operations on September 29, 2017.  The performance shown for the Institutional Class prior to its inception on September
29, 2017, is based on the performance of the Advisor Class, adjusted for the lower expenses applicable to the Institutional
Class.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns are shown only for the Advisor Class; after-tax returns for the Investor and Institutional Class will vary to the extent each share class has different expenses.  Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts
(“IRAs”).
Management
Investment Adviser
Reinhart Partners, LLC is the Fund’s investment adviser.
Portfolio Managers
Joshua Wheeler, CFA, Principal and Portfolio Manager of the Adviser, is the Fund’s lead portfolio manager and Matthew Martinek, CFA, Principal, Chief Investment Officer and Portfolio Manager of
the Adviser, is the co-portfolio manager of the Fund. They are responsible for the day-to-day management of the Fund. Mr. Wheeler has managed the Fund since January 2021, while Mr. Martinek became co-portfolio manager in September 2024.
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail (Reinhart Mid Cap PMV Fund, c/o U.S. Bank Global
Fund Services, LLC, P.O. Box 219252, Kansas City, MO 64121-9252) by contacting the Fund by telephone at (855) 774-3863, or through a financial intermediary.  The Fund’s minimum initial and subsequent investment amounts are shown below. The Adviser may reduce or waive the minimums.

	Minimum Initial Investment	Minimum Subsequent Investments
Investor & Advisor Classes	$5,000	$100
Institutional Class*	$1,000,000	None
*The minimum initial investment is waived for institutional investors that maintain accounts at an omnibus or plan level for employer-sponsored retirement or benefit plans, including: (i) plans established under Internal Revenue
Code Sections 401(a), 401(k), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans.
Tax Information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement such as a 401(k) plan or IRA.  Distributions on investments made through tax-advantaged arrangements may be taxed as ordinary income when withdrawn from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.